Investment Strategy - Return Stacked(R) International Stocks & Managed Futures ETF	May 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in two complimentary investment strategies, an International Equity strategy and a Managed Futures strategy. The Fund uses leverage to “stack” the total return of holdings in the Fund’s International Equity strategy together with the potential returns of the Fund’s Managed Futures strategy. Essentially, one dollar invested in the Fund provides approximately one dollar of exposure to the Fund’s International Equity strategy and approximately one dollar of exposure to the Fund’s Managed Futures strategy. So, the return of the Managed Futures strategy is essentially stacked on top of the returns of the International Equity strategy (minus the cost of financing).

In particular, the term “exposure” refers to the degree to which the Fund’s investment is influenced by fluctuations in each of the International Equity strategy and the Managed Futures strategy. If you invest one dollar in the Fund, nearly one dollar’s worth of that investment will track the performance of the Fund’s International Equity strategy, behaving similarly to how international stocks behave.

In addition, almost another dollar will align with the performance of the Managed Futures strategy, mirroring the ups and downs of futures markets. So essentially, your single dollar investment is doubled to follow and potentially profit (or experience losses) from two different investment strategies. The Fund’s two strategies are not explicitly designed to have any target correlation to each other (whether positive or negative).

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the International Equity strategy (as described below) and (b) the Managed Futures strategy (as described below).

For the Fund’s International Equity strategy, the Fund will invest in international equity securities (i.e., common stocks of international issuers), international equity ETFs, futures contracts on international equity indices, swaps on international equity ETFs, swaps on international equity indices, and/or swaps on futures on international equity indices.

For the Fund’s Managed Futures strategy, the Fund will invest among four major asset classes (commodities, currencies, equities, and fixed income) and generally, the Fund will gain exposure to these four asset classes by investing in futures contracts including, but not limited to, commodity futures; currency futures; equity index futures; bond futures; and interest rate futures (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments.

The Fund will target a 100% exposure to each of its International Equity strategy and its Managed Futures strategy.

Further, the Fund (and the Subsidiary) will hold U.S. Treasury bills and cash equivalents as collateral for the futures contracts as well as to generate income.

International Equity Strategy:

The Fund seeks to capture the total return of large-, mid-, small- and micro- capitalization equities in international developed markets (meaning stocks that principally trade on developed non-U.S. markets securities exchanges in countries included in the S&P® Developed Ex-U.S. BMI Index) with the objective of long-term capital appreciation. To do so, the Fund will invest in international equity securities, international equity ETFs, futures contracts on international equity indices, swaps on international equity ETFs, swaps on international equity indices, and/or swaps on futures contracts on international equity indices.

For the Fund’s direct investments in international equity securities, the Fund will invest in international equities. The Fund may also invest in broad-based international equity ETFs, which are ETFs that are designed to provide broad exposure to international equity markets. The Fund’s sub-adviser, Newfound Research LLC (“Newfound”), will favor low-cost equity ETFs that provide exposure to international equity markets, and which are highly liquid. In selecting ETFs, Newfound evaluates total implementation cost, including goodness-of-fit, expense ratios, bid-ask spreads, and estimated trading impact, and will prefer those that most efficiently deliver the desired exposure. Further, the Fund may implement its equity strategy by investing in international equity index futures, swaps on international equity ETFs, and/or swaps on international equity indices.

Under normal circumstances, the Fund’s exposure to the International Equity strategy will represent approximately 100% of the Fund’s net assets.

Note: Notional value is the total underlying amount of a derivatives trade. Leverage allows an investor (like the Fund) to use a small amount of money to gain exposure to a larger (and potentially, a much larger) amount. So, notional value reflects the total value of a trade, not the cost (or market value) of taking the trade. Via the Fund’s use of futures in both its International Equity and Managed Futures strategies (described below), the Fund provides leveraged exposure to a combination of international equities and managed futures.

Managed Futures Strategy:

The Fund will invest, using a Managed Futures strategy, among four major asset classes (commodities, currencies, equities, and fixed income). As noted above, the Fund will invest in various types of futures contracts, such as commodity futures; currency futures; equity index futures; bond futures; and interest rate futures (collectively, the “Instruments”) and may establish long and short positions in these Instruments to obtain directional exposure across such asset classes.

The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows ReSolve Asset Management SEZC (Cayman) (“ReSolve”), which provides futures advisory services to the Fund and the Subsidiary, to look for investments or gain exposure to asset classes and markets around the world that it believes will enhance the Fund’s ability to meet its objective.

ReSolve employs a proprietary, systematic and quantitative process designed to replicate the performance of a diversified basket of managers in the systematic trend-following category. This process utilizes historical returns of both futures contracts and such managers to inform portfolio construction. ReSolve may implement this approach in multiple ways, including (i) the use of statistical techniques, such as robust regression (a method that estimates relationships between variables while reducing the influence of outliers), to identify a portfolio of futures contracts that reflects the return characteristics of the target manager basket, and (ii) a rules-based trend-following methodology that takes long positions in markets exhibiting positive price trends and short positions in markets exhibiting negative price trends, with trends measured using exponentially-weighted averages (a method that places greater emphasis on more recent data) of historical returns across multiple lookback periods (different time horizons). ReSolve uses a proprietary, systematic and quantitative process which seeks to benefit from price trends in commodity, currency, equity, volatility, credit and fixed income Instruments. As part of this process, the Fund will take either a long or short position in a given Instrument. The size and type (long or short) of the position taken will relate to various factors, including ReSolve’s systematic assessment of a trend and its likelihood of continuing as well as ReSolve’s estimate of the Instrument’s risk. The owner of a long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. The owner of a short position in a derivative instrument will benefit from a decrease in the price of the underlying instrument. ReSolve generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class.

Futures contracts have a limited lifespan before they expire (e.g., quarterly). The Fund will frequently “roll-over” futures contracts - replace an expiring contract with a contract that expires further in the future. As a result, the Fund’s portfolio will be subject to a high portfolio turnover rate.

Under normal circumstances, the Fund’s exposure to the Managed Futures strategy will represent approximately 100% of the Fund’s net assets. The Fund’s Managed Futures strategy involves levered exposure to a diversified basket of global futures contracts.

Example: If the Fund has $100 in assets, the Fund expects to achieve $100 of exposure to the international equity strategy and $100 of exposure to the managed futures strategy. This is akin to investing $100 in an international equity fund, borrowing $100, and putting the borrowed $100 in a managed futures fund.

Cayman Subsidiary:

The Fund intends to gain exposure to futures contracts either directly or indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and ReSolve. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter.

The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

The financial statements of the Subsidiary will be consolidated with the Fund’s financial statements in the Fund’s Annual and Semi-Annual Reports.

ReSolve Asset Management Inc. (“RAM”) is responsible for trade execution of certain portfolio securities and financial instruments for the Fund and the Subsidiary, including selecting broker-dealers to execute purchase and sale transactions.

Collateral – Managed Futures

The Fund (and the Subsidiary, as applicable) expects to invest approximately 10% to 50% of its net assets in U.S. Treasury bills, money market funds, cash and cash equivalents (e.g., high quality commercial paper and similar instruments that are rated investment grade or, if unrated, of comparable quality, as Newfound determines), that provide liquidity, serve as margin or collateralize the Fund’s or the Subsidiary’s investments in futures contracts.

Non-Diversified

The Fund is classified as a “non-diversified” investment company under the 1940 Act and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, in (a) the International Equity strategy (as described below) and (b) the Managed Futures strategy (as described below).